Note 12 - Stock-based Compensation - RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Outstanding unvested RSUs (in shares)	1,459,280	0
Granted during the year (in shares)	3,369,167	1,640,496
Forfeited during the year (in shares)	(559,809)	(60,823)
Vested during the year (in shares)	(494,287)	(120,393)
Expired during the year (in shares)		0
Outstanding unvested RSUs (in shares)	3,774,351	1,459,280
Outstanding unvested RSUs at December 31, 2022	$ 4,416	$ 1,940